Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Ordinary shares [member]	Investment shares	Treasury shares [member]	Additional paid-in capital [member]	Legal reserve	Unrealized gain (loss) on financial instruments designated at fair value	Unrealized gain on cash flow hedge	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016	S/ 531,461	S/ 50,503	S/ (108,248)	S/ 545,165	S/ 188,075	S/ 145	S/ (16,747)	S/ 677,086	S/ 1,867,440	S/ 112,589	S/ 1,980,029
Profit for the year								93,782	93,782	(13,151)	80,631
Other comprehensive income (loss)						(145)	(26,952)		(27,097)		(27,097)
Total comprehensive income						(145)	(26,952)	93,782	66,685	(13,151)	53,534
Appropriation of legal reserve, note 17(e)					9,379			(9,379)
Contribution of non-controlling interest										491	491
Acquisition of investments shares holds in treasury, note 17(c)			(34,216)						(34,216)		(34,216)
Splitting effects of equity block, note 1.2	(107,593)	(10,224)	23,459	(118,569)	(36,957)				(249,884)	(100,357)	(350,241)
Dividends, note 17(g)								(149,837)	(149,837)		(149,837)
Terminated dividends, note 17 (g)					189				189		189
Impairment on brine project, note 1.3				6,759					6,759		6,759
Other adjustments of non-controlling interests				(576)					(576)	576
Balance at Dec. 31, 2017	423,868	40,279	(119,005)	432,779	160,686		(43,699)	611,652	1,506,560	148	1,506,708
Profit for the year								76,699	76,699	(1,553)	75,146
Other comprehensive income (loss)						4,002	27,751		31,753		31,753
Total comprehensive income						4,002	27,751	76,699	108,452	(1,553)	106,899
Appropriation of legal reserve, note 17(e)					7,670			(7,670)
Contribution of non-controlling interest										S/ 1,405	1,405
Dividends, note 17(g)								(161,396)	(161,396)		(161,396)
Other			(2,253)						(2,253)		(2,253)
Balance at Dec. 31, 2018	423,868	40,279	(121,258)	432,779	168,356	4,002	(15,948)	519,285	1,451,363		1,451,363
Change in accounting policy, note 2.3.19								(13)	(13)		(13)
Restated total equity as of January 1, 2019	423,868	40,279	(121,258)	432,779	168,356	4,002	(15,948)	519,272	1,451,350		1,451,350
Profit for the year								132,047	132,047		132,047
Other comprehensive income (loss)						(6,105)	(1,802)		(7,907)		(7,907)
Total comprehensive income						(6,105)	(1,802)	132,047	124,140		124,140
Dividends, note 17(g)								(154,119)	(154,119)		(154,119)
Terminated dividends, note 17 (g)					280				280		280
Balance at Dec. 31, 2019	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (2,103)	S/ (17,750)	S/ 497,200	S/ 1,421,651		S/ 1,421,651